Property, Plant and Equipment - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Additions to property plant and equipment	€ 3,114	€ 9,106
Additions of property plant and equipment pending of payment	719	5,849
Contractual commitment for property plant and equipment	335	775
Property plant and equipment pledged as security	24,789	0
Leasehold improvement	23,537	23,202
Property, plant and equipment fully depreciated assets still in use	385	85
Impairment losses on non current assets	23,690
Impairment of tangible assets	€ 376
Arlington Texas
Disclosure of detailed information about property, plant and equipment [line items]
Additions to property plant and equipment		€ 9,106